RELATED PARTY TRANSACTIONS - Transactions with Wild Streak and Spin Vendors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Gain (Loss) on remeasurement of deferred consideration	€ 132	€ (440)
Vendors of Wild Streak and Spin
RELATED PARTY TRANSACTIONS
Salaries and subcontractors	(1,858)	(2,292)
Share based compensation	(16)	(74)
Gain (Loss) on remeasurement of deferred consideration	132	(440)
Interest and financing fees	(1,045)	(403)
Total	€ (2,787)	€ (3,209)